Short-term borrowings and debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Borrowings:
At fixed interest rates	$ 1,256,411	$ 1,289,851
At floating interest rates	1,348,431	1,017,527
Total borrowings	2,604,842	2,307,378
Debt:
At fixed interest rates	77,695	287,987
At floating interest rates	10,000	110,000
Total debt	87,695	397,987
Total short-term borrowings and debt	2,692,537	2,705,365
Average outstanding balance during the year	2,191,253	2,048,110
Maximum balance at any month-end	2,692,537	2,705,365
Weighted average interest rate at end of the period	0.81%	1.09%
Weighted average interest rate during the period	0.93%	1.21%
U S Dollar [Member]
Debt:
Total short-term borrowings and debt	2,626,800	2,536,815
Peso [Member]
Debt:
Total short-term borrowings and debt	11,042	73,964
Japanese Yen [Member]
Debt:
Total short-term borrowings and debt	4,185	4,749
Range of fixed interest rates on borrowings	0.75%	0.75%
Swiss Franc [Member]
Debt:
Total short-term borrowings and debt	$ 50,510	$ 89,837
Range of fixed interest rates on borrowings	0.55%	0.80%
Maximum [Member] | U S Dollar [Member]
Debt:
Range of fixed interest rates on borrowings	1.20%	1.43%
Range of floating interest rates on borrowings	1.16%	1.47%
Maximum [Member] | Peso [Member]
Debt:
Range of fixed interest rates on borrowings	3.60%	4.58%
Range of floating interest rates on borrowings	3.69%	4.24%
Minimum [Member] | U S Dollar [Member]
Debt:
Range of fixed interest rates on borrowings	0.64%	0.67%
Range of floating interest rates on borrowings	0.46%	0.79%
Minimum [Member] | Peso [Member]
Debt:
Range of fixed interest rates on borrowings	3.58%	4.13%
Range of floating interest rates on borrowings	0.00%	4.03%